Earnings Per Share - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	May 31, 2017	Aug. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income			$ 67,823	$ 183,626	$ 68,906
Class A [Member] | Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect on calculation of diluted earnings per common share attributable to outstanding stock-based awards (in shares)			14,000	0	0
Class A [Member] | Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect on calculation of diluted earnings per common share attributable to outstanding stock-based awards (in shares)			700,000	44,000	100,000
Entities Under Common Control [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income			$ 4,968	$ 6,699	$ 11,764
Entities Under Common Control [Member] | SPT Explorer LLC And Navigator Spirit LLC [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income			0	2,708	3,396
Parent Company [Member] | Entities Under Common Control [Member] | Teekay Tanker Operations Ltd [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income			$ 5,000	$ 4,000	$ 8,400
Business Acquisition, Percentage of Voting Interests Acquired		50.00%
Parent Company [Member] | Entities Under Common Control [Member] | Teekay Tanker Operations Ltd [Member] | Class B [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Issued During Period, Shares, New Issues		4,220,945
Subsequent Event [Member] | Parent Company [Member] | Entities Under Common Control [Member] | Teekay Tanker Operations Ltd [Member] | Class B [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Issued During Period, Shares, New Issues	13,800,000
Teekay Tanker Operations Ltd [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Issued During Period, Shares, New Issues		4,220,945
Business Acquisition, Percentage of Voting Interests Acquired		50.00%			50.00%
Teekay Tanker Operations Ltd [Member] | Parent Company [Member] | Class B [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		50.00%
Teekay Tanker Operations Ltd [Member] | Subsequent Event [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	50.00%